LEASE AND MORTGAGE DEPOSITS (Narrative) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Security Deposits And Letters Of Credit [Line Items]
Liquidity deposits	$ 5.8
Security Deposit	50.6
Letters of credit outstanding	$ 68.7
Minimum
Security Deposits And Letters Of Credit [Line Items]
Period specified for rental and mortgage interest	3 months
Maximum
Security Deposits And Letters Of Credit [Line Items]
Period specified for rental and mortgage interest	6 months